Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 12,517	$ 15,409
Short-term investments	15,952	8,594
Trade receivables (net of allowance for doubtful accounts of $2,832 and $233 as of December 31, 2010 and December 31, 2011, respectively)	11,328	5,072
Receivables from sale of operation		2,336
Other receivables and prepaid expenses	1,947	1,532
Inventories	8,196	8,448
Total current assets	49,940	41,391
Severance pay deposits fund	1,473	1,355
Property, plant and equipment, net	13,227	14,826
Intangible assets, net	609	942
Goodwill	485
Total Assets	65,734	58,514
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans	6,793	6,881
Trade payables	8,441	6,874
Other current liabilities	5,315	8,954
Total current liabilities	20,549	22,709
Long-Term Liabilities
Long-term bank loans, net of current maturities	4,026	5,189
Accrued severance pay	4,502	3,727
Deferred tax liability	65	84
Total long-term liabilities	8,593	9,000
Total Liabilities	29,142	31,709
Liabilities related to discontinued operation	150	689
Commitments and Contingencies
Shareholders' Equity
Ordinary shares of NIS 0.1 par value: Authorized - 50,000,000 shares as of December 31, 2010 and December 31, 2011; issued: 25,384,010 and 32,313,761 shares as of December 31, 2010 and December 31, 2011, respectively; outstanding: 24,821,535 and 31,135,062 shares as of December 31, 2010 and December 31, 2011, respectively	808	610
Additional paid-in capital	209,741	190,933
Treasury shares at cost - 562,475 and 1,178,699 shares as of December 31, 2010 and December 31, 2011, respectively	(2,000)	(1,136)
Accumulated other comprehensive income (loss)	(83)	645
Accumulated deficit	(171,737)	(164,812)
Shareholder's equity	36,729	26,240
Non-controlling interest	(287)	(124)
Total Equity	36,442	26,116
Total Liabilities and Equity	$ 65,734	$ 58,514